Summary of Significant Accounting Policies - Intangibles through impairment (Details)	12 Months Ended
Dec. 31, 2021
Domain names and others
Finite-Lived Intangible Assets [Line Items]
Useful lives	5 years
Land Use Rights
Finite-Lived Intangible Assets [Line Items]
Useful lives	536 months